Segment Information - Summary of non-current assets other than financial instruments, deferred tax assets, and net defined benefit assets by country/region (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Discription of non current assets other than financial instruments deferred tax assets and net defined benefit assets by country [line items]
Non-current assets other than financial instruments, deferred tax assets, and net defined benefit assets	¥ 956,979	¥ 831,752
Japan [member]
Discription of non current assets other than financial instruments deferred tax assets and net defined benefit assets by country [line items]
Non-current assets other than financial instruments, deferred tax assets, and net defined benefit assets	670,192	544,289
North America and Latin America [member]
Discription of non current assets other than financial instruments deferred tax assets and net defined benefit assets by country [line items]
Non-current assets other than financial instruments, deferred tax assets, and net defined benefit assets	43,141	39,836
Europe Middle East and Africa [member]
Discription of non current assets other than financial instruments deferred tax assets and net defined benefit assets by country [line items]
Non-current assets other than financial instruments, deferred tax assets, and net defined benefit assets	228,515	232,517
China East Asia and Asia Pacific [member]
Discription of non current assets other than financial instruments deferred tax assets and net defined benefit assets by country [line items]
Non-current assets other than financial instruments, deferred tax assets, and net defined benefit assets	¥ 15,131	¥ 15,110